OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 26,075	$ 25,892
Accumulated amortization	(9,177)	(5,266)
Total other intangible assets	16,898	20,626
Amortization expense	3,824	3,427	534
Estimated amortization expenses for the following years:
2013	3,379
2014	3,297
2015	3,342
2016	2,333
2017	2,306
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	2,019	1,974
Accumulated amortization	(1,972)	(1,509)
Distribution Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,952	1,926
Accumulated amortization	(1,357)	(1,174)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	7,258	7,139
Accumulated amortization	(2,395)	(1,140)
Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	14,616	14,623
Accumulated amortization	(3,223)	(1,213)
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	230	230
Accumulated amortization	$ (230)	$ (230)